Share-Based Payment Plans - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 AUD ($) shares
Share Based Payments [Line Items]
Outstanding at the beginning of the year, Number | shares	29,131,664	24,797,286	11,147,289
Expired during the year,Number | shares		(3,937,289)	(4,710,000)
Forfeited during the year, Number | shares		(838,333)	(2,500,000)
Granted during the year, Number | shares	89,251,668	9,110,000	20,859,997
Exercised during the year, Number | shares	(6,860,000)
Outstanding at the end of the year, Number | shares	111,523,332	29,131,664	24,797,286
Outstanding at the beginning of the year, weighted average exercise price	$ 0.08	$ 0.09	$ 0.14
Expired during the year,weighted average exercise price		0.13	0.14
Forfeited during the year,weighted average exercise price		0.08	0.15
Granted during the year, weighted average exercise price	0.13	0.06	0.08
Exercised during the year, weighted average exercise price	(0.07)
Outstanding at the end of the year, weighted average exercise price	0.121	0.08	0.09
Tranche 1 [member]
Share Based Payments [Line Items]
Outstanding at the beginning of the year, weighted average exercise price	$ 0.078
Outstanding at the end of the year, weighted average exercise price		0.078
Tranche 2 [member]
Share Based Payments [Line Items]
Outstanding at the beginning of the year, weighted average exercise price		$ 0.084
Outstanding at the end of the year, weighted average exercise price			$ 0.084